Segment Information - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 476,659	$ 313,564	$ 338,160
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	168,773	128,868	116,160
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	95,116	44,477	46,218
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	67,652	45,161	34,447
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	118,219	77,411	81,813
India (Country of Domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	1,248	2,860	36,121
Southeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	25,643	14,774	23,390
Northeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 8	$ 13	$ 11